Stock-Based Compensation - Schedule of Estimated the Fair Value of Stock Options (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated the Fair Value of Stock Options [Abstract]
Dividend yield
Expected volatility	65.16%	51.60%	52.04%	61.55%
Risk-free interest rate	4.39%	4.26%	4.27%	3.77%
Expected life	5 years 5 months 15 days	5 years	4 years 11 months 15 days	5 years 11 months 23 days